Schedule of Investments (unaudited)

LORD ABBETT CREDIT OPPORTUNITIES FUND MARCH 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 93.79%

ASSET-BACKED SECURITIES 15.92%

Automobiles 2.21%

ACC Trust 2019-1 C†	6.41%		2/20/2024		$500	$504,422
Flagship Credit Auto Trust 2019-1 R†	Zero Coupon		6/15/2026		8	1,770,833	(a)
Total						2,275,255

Credit Cards 2.56%

Continental Credit Card 2016-1A C†	11.33%		1/15/2025		400	407,832
Perimeter Master Note Business Trust 2019-1A C†	8.06%		12/15/2022		1,250	1,228,682
Trillium Credit Card Trust II 2018-2A A†	1.275%(1 Mo. LIBOR + .35%)	#	9/26/2023		1,000	991,988
Total						2,628,502

Other 11.15%

Ares XLVI CLO Ltd. 2017-46A E†	7.131%(3 Mo. LIBOR + 5.30%)	#	1/15/2030		250	146,564
Ares XXXVII CLO Ltd. 2015-4A DR†	7.981%(3 Mo. LIBOR + 6.15%)	#	10/15/2030		500	295,006	(a)
Bain Capital Credit CLO 2018-1A E†	7.156%(3 Mo. LIBOR + 5.35%)	#	4/23/2031		1,000	581,838
Benefit Street Partners Clo XII Ltd. 2017-12A D†	8.241%(3 Mo. LIBOR + 6.41%)	#	10/15/2030		250	152,193
BlueMountain CLO 2016-3 Ltd. ER†	7.642%(3 Mo. LIBOR + 5.95%)	#	11/15/2030		250	152,043	(a)
Burnham Park Clo Ltd. 2016-1A ER†	7.219%(3 Mo. LIBOR + 5.40%)	#	10/20/2029		2,000	1,232,427	(a)
Carlyle US CLO Ltd. 2017-2A D†	7.969%(3 Mo. LIBOR + 6.15%)	#	7/20/2031		550	291,247	(a)
Cedar Funding IX CLO Ltd. 2018-9A E†	7.169%(3 Mo. LIBOR + 5.35%)	#	4/20/2031		275	161,210
Dryden 45 Senior Loan Fund 2016-45A ER†	7.681%(3 Mo. LIBOR + 5.85%)	#	10/15/2030		2,000	1,193,790
Fairstone Financial Issuance Trust I 2019-1A D†(b)	7.257%		3/21/2033	CAD	150	106,702	(a)
Gilbert Park CLO Ltd. 2017 1A E†	8.231%(3 Mo. LIBOR + 6.40%)	#	10/15/2030		$250	165,153
KKR CLO Ltd. 22A E†	7.819%(3 Mo. LIBOR + 6.00%)	#	7/20/2031		1,000	592,697
Mariner CLO 5 Ltd. 2018-5A E†	7.444%(3 Mo. LIBOR + 5.65%)	#	4/25/2031		700	417,967

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND MARCH 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Newtek Small Business Loan Trust 2017-1 B†	3.947%(1 Mo. LIBOR + 3.00%)	#	2/15/2043		$73	$73,352
OCP CLO Ltd. 2014-6A DR†	8.356%(3 Mo. LIBOR + 6.52%)	#	10/17/2030		1,000	630,481
Octagon Investment Partners 30 Ltd. 2017-1A D†	8.019%(3 Mo. LIBOR + 6.20%)	#	3/17/2030		300	189,301
Octagon Investment Partners 35 Ltd. 2018-1A D†	7.019%(3 Mo. LIBOR + 5.20%)	#	1/20/2031		500	307,318
Octagon Investment Partners 40 Ltd. 2019 1A E†	8.279%(3 Mo. LIBOR + 6.46%)	#	4/20/2031		700	464,905	(a)
Octagon Investment Partners 41 Ltd. 2019-2A E†	8.731%(3 Mo. LIBOR + 6.90%)	#	4/15/2031		700	465,122
Pagaya AI Debt Selection Trust 2020-1 CERT†	Zero Coupon		7/15/2027		2,000	1,907,974	(a)
Riserva CLO Ltd. 2016-3A ER†	8.169%(3 Mo. LIBOR + 6.35%)	#	10/18/2028		1,000	626,899	(a)
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024		876	861,044
Sound Point CLO XXII Ltd. 2019 1A E†	8.119%(3 Mo. LIBOR + 6.30%)	#	1/20/2032		500	301,775
Voya CLO Ltd. 2013-2A DR†	7.394%(3 Mo. LIBOR + 5.60%)	#	4/25/2031		250	137,051	(a)
Total						11,454,059
Total Asset-Backed Securities (cost $21,623,196)						16,357,816

CONVERTIBLE BONDS 10.03%

Biotechnology Research & Production 1.19%

Insmed, Inc.	1.75%		1/15/2025		1,451	1,218,926

Building Materials 1.13%

Patrick Industries, Inc.	1.00%		2/1/2023		1,470	1,162,328

Drugs 1.28%

Canopy Growth Corp.†(b)	4.25%		7/15/2023	CAD	2,260	1,316,848

Energy Equipment & Services 1.46%

SunPower Corp.	4.00%		1/15/2023		$1,769	1,502,914

Health Care Products 0.80%

Nevro Corp.	1.75%		6/1/2021		693	824,567

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND MARCH 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Lodging 0.95%

Huazhu Group Ltd. (China)(c)	0.375%	11/1/2022		$1,013	$974,405

Oil 0.12%

Oasis Petroleum, Inc.	2.625%	9/15/2023		900	125,891

Technology 0.77%

Pinduoduo, Inc. (China)†(c)	Zero Coupon	10/1/2024		725	791,772

Telecommunications 0.76%

GDS Holdings Ltd. (China)(c)	2.00%	6/1/2025		605	786,389

Transportation: Miscellaneous 1.57%

Scorpio Tankers, Inc. (Monaco)(c)	3.00%	5/15/2022		1,883	1,609,023
Total Convertible Bonds (cost $12,077,838)					10,313,063

CORPORATE BONDS 41.20%

Aerospace/Defense 2.50%

Boeing Co. (The)	3.60%	5/1/2034		1,500	1,346,664
Spirit AeroSystems, Inc.	4.60%	6/15/2028		161	138,761
Triumph Group, Inc.	7.75%	8/15/2025		1,500	1,078,118
Total					2,563,543

Auto Parts & Equipment 0.95%

Adient Global Holdings Ltd.†	4.875%	8/15/2026		1,405	972,857

Automotive 2.88%

Aston Martin Capital Holdings Ltd. (Jersey)(c)	6.50%	4/15/2022		1,900	1,323,867
Mclaren Finance plc†(b)	5.00%	8/1/2022	GBP	200	169,167
Mclaren Finance plc(b)	5.00%	8/1/2022	GBP	1,355	1,146,107
Navistar International Corp.†	6.625%	11/1/2025		$385	322,921
Total					2,962,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND MARCH 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Banks: Regional 3.66%

Bank of America Corp.	6.30%(3 Mo. LIBOR + 4.55%) #	—	(d)		$325	$341,521
Bank of New York Mellon Corp. (The)	4.50%(3 Mo. LIBOR + 2.46%) #	—	(d)		375	315,261
Goldman Sachs Group, Inc. (The)	5.375%(3 Mo. LIBOR + 3.92%) #	—	(d)		370	330,767
JPMorgan Chase & Co.	4.00%(SOFR + 2.75%) #	—	(d)		769	657,207
JPMorgan Chase & Co.	4.60%(SOFR + 3.13%) #	—	(d)		702	615,268
Macquarie Bank Ltd. (United Kingdom)†(c)	6.125%(5 Yr. Swap rate + 3.70%) #	—	(d)		600	540,501
Truist Financial Corp.	4.80%(5 Yr Treasury CMT + 3.00%) #	—	(d)		350	301,243
US Bancorp	5.125%(3 Mo. LIBOR 3.49%) #	—	(d)		350	327,372
Wells Fargo & Co.	5.875%(3 Mo. LIBOR + 3.99%) #	—	(d)		325	330,101
Total						3,759,241

Business Services 3.59%

AA Bond Co. Ltd.(b)	5.50%	7/31/2022		GBP	1,200	969,852
Ahern Rentals, Inc.†	7.375%	5/15/2023			$1,691	978,658
Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024			1,500	1,363,117
Verscend Escrow Corp.†	9.75%	8/15/2026			375	377,136
Total						3,688,763

Computer Hardware 2.55%

Banff Merger Sub, Inc.(b)	8.375%	9/1/2026		EUR	1,150	1,167,370
Diebold Nixdorf, Inc.	8.50%	4/15/2024			$1,250	823,444
Leidos, Inc.	5.50%	7/1/2033			213	199,036
Leidos, Inc.	7.125%	7/1/2032			396	431,063
Total						2,620,913

Construction/Homebuilding 0.36%

PulteGroup, Inc.	7.875%	6/15/2032			335	371,738

Engineering & Contracting Services 1.60%

Brand Industrial Service, Inc.†	8.50%	7/15/2025			1,604	1,271,443

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND MARCH 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Engineering & Contracting Services (continued)

Promontoria Holding 264 BV†(b)	6.75%	8/15/2023		EUR	660	$372,039
Total						1,643,482

Entertainment 0.74%

Buena Vista Gaming Authority†	13.00%	4/1/2023			$388	329,313
Enterprise Development Authority (The)†	12.00%	7/15/2024			492	432,343
Total						761,656

Financial Services 0.86%

Muthoot Finance Ltd. (India)†(c)	4.40%	9/2/2023			1,120	884,296

Food 2.12%

Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025			1,695	1,555,112
Sysco Corp.	6.60%	4/1/2040			583	627,205
Total						2,182,317

Health Care Services 0.46%

Surgery Center Holdings, Inc.†	10.00%	4/15/2027			670	474,723

Insurance 1.32%

Allstate Corp. (The)	5.75%(3 Mo. LIBOR + 2.94%) #	8/15/2053			1,503	1,359,018

Machinery: Agricultural 0.11%

Pyxus International, Inc.	9.875%	7/15/2021			591	112,290

Machinery: Industrial/Specialty 1.12%

Granite US Holdings Corp.†	11.00%	10/1/2027			1,330	1,152,388

Manufacturing 1.15%

General Electric Co.	5.00%(3 Mo. LIBOR + 3.33%) #	—	(d)		1,432	1,184,085

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND MARCH 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 1.58%

Hecla Mining Co.	7.25%	2/15/2028	$1,125	$999,000
New Gold, Inc. (Canada)†(c)	6.25%	11/15/2022	640	626,388
Total				1,625,388

Oil 3.59%

Berry Petroleum Co. LLC†	7.00%	2/15/2026	1,792	732,108
Citgo Holding, Inc.†	9.25%	8/1/2024	1,277	1,050,332
Laredo Petroleum, Inc.	10.125%	1/15/2028	1,703	659,913
Parsley Energy LLC/Parsley Finance Corp.†	5.375%	1/15/2025	1,600	1,247,920
Tapstone Energy LLC/Tapstone Energy Finance Corp.†(e)	9.75%	6/1/2022	240	2,760
Total				3,693,033

Oil Field Equipment & Services 0.76%

FTS International, Inc.	6.25%	5/1/2022	2,200	783,059

Oil: Crude Producers 1.02%

Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%) #	1/22/2078	2,275	1,047,194

Real Estate 3.08%

China Evergrande Group (China)(c)	8.25%	3/23/2022	1,990	1,621,903
Kaisa Group Holdings Ltd. (China)(c)	9.375%	6/30/2024	1,985	1,538,351
Total				3,160,254

Retail: Specialty 1.60%

Revlon Consumer Products Corp.	5.75%	2/15/2021	2,014	1,644,934

Telecommunications 0.70%

Intelsat Jackson Holdings SA (Luxembourg)(c)	5.50%	8/1/2023	1,150	714,443

Telecommunications: Wireline Integrated & Services 1.78%

Consolidated Communications, Inc.	6.50%	10/1/2022	2,070	1,826,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND MARCH 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Toys 1.12%

Mattel, Inc.	5.45%		11/1/2041	$1,435	$1,148,438
Total Corporate Bonds (cost $51,330,915)					42,336,890

FLOATING RATE LOANS(f) 20.87%

Aerospace/Defense 1.06%

Jazz Acquisition, Inc. 2019 2nd Lien Term Loan	8.99%(1 Mo. LIBOR + 8.00%)		6/18/2027	1,346	1,086,895

Air Transportation 0.97%

American Airlines, Inc. Repriced TL B due 2023	—	(g)	4/28/2023	1,200	996,000

Automotive 1.03%

Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	10.084%(3 Mo. LIBOR + 8.25%)		4/10/2026	1,464	1,061,400	(h)

Computer Hardware 0.85%

Diebold, Incorporated 2018 USD Term Loan A1	—	(g)	8/31/2022	967	870,292

Electric: Power 0.24%

Pacific Gas & Electric Company Revolver	5.53%(Prime Rate + 2.28%)		4/27/2022	260	251,261

Entertainment 1.36%

Playtika Holding Corp Term Loan B	—	(g)	12/10/2024	1,481	1,397,308

Food/Tobacco 0.86%

JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(c)	—	(g)	5/1/2026	935	881,781

Health Care Services 1.97%

MedRisk, Inc. 2017 2nd Lien Term Loan	7.739%(1 Mo. LIBOR + 6.75%)		12/28/2025	745	618,233
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	6.572% (6 Mo. LIBOR + 5.50%)- 7.277%		10/1/2025	1,746	1,401,510
Total					2,019,743

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND MARCH 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Insurance 1.02%

Vertafore, Inc. 2018 2nd Lien Term Loan	8.239%(1 Mo. LIBOR + 7.25%)		7/2/2026	$1,197	$1,049,638

Lodging 1.29%

Spectacle Gary Holdings LLC Delayed Draw Term Loan	0.50%		12/23/2025	105	89,643	(h)
Spectacle Gary Holdings LLC Term Loan B	11.00%(1 Mo. LIBOR + 9.00%)		12/23/2025	1,447	1,237,067	(h)
Total					1,326,710

Media 3.32%

AP NMT Acquisition BV USD 1st Lien Term Loan (Netherlands)(c)	7.659%(3 Mo. LIBOR + 5.75%)		8/13/2021	529	517,695
AP NMT Acquisition BV USD 2nd Lien Term Loan (Netherlands)(c)	10.908%(3 Mo. LIBOR + 9.00%)		8/13/2022	1,555	1,495,726
Nielsen Finance LLC USD Term Loan B4	—	(g)	10/4/2023	1,500	1,401,562
Total					3,414,983

Metal Fabricating 0.62%

Doncasters Finance US LLC 2020 USD Term Loan B2	8.50%(3 Mo. LIBOR + 6.50%)		3/6/2024	490	433,879	(h)
Doncasters Finance US LLC USD Holdco PIK Term Loan	13.50%		3/6/2025	517	206,939	(h)
Total					640,818

Miscellaneous 1.13%

Jindal Steel and Power Limited Term Loan	—	(g)	3/21/2022	1,000	890,000	(h)
Rodan & Fields, LLC 2018 Term Loan B	4.705%(1 Mo. LIBOR + 4.00%)		6/16/2025	578	269,544
Total					1,159,544

Oil 0.92%

Medallion Midland Acquisition, LLC 1st Lien Term Loan	4.25%(1 Mo. LIBOR + 3.25%)		10/30/2024	1,667	948,965

Oil: Crude Producers 0.55%

Navitas Midstream Midland Basin, LLC Term Loan B	5.50%(1 Mo. LIBOR + 4.50%)		12/13/2024	936	560,250

Oil: Integrated Domestic 1.03%

Ulterra Drilling Technologies, LP Term Loan B	6.239%(1 Mo. LIBOR + 5.25%)		11/26/2025	1,413	1,059,627	(h)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND MARCH 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Retail 1.17%

J. Crew Group, Inc. Consenting Term Loan	4.595%(3 Mo. LIBOR + 3.22%)		3/5/2021	$1,981	$1,205,075

Service 0.78%

United PF Holdings, LLC 2019 2nd Lien Term Loan	9.95%(3 Mo. LIBOR + 8.50%)		12/30/2027	1,000	800,000	(h)

Transportation: Infrastructure/Services 0.09%

Commercial Barge Line Company 2020 DIP Term Loan	9.00%(1 Mo. LIBOR + 7.00%)		2/3/2027	94	91,325	(h)

Transportation: Miscellaneous 0.61%

Commercial Barge Line Company 2015 1st Lien Term Loan	—	(g)	11/12/2020	1,922	624,538
Total Floating Rate Loans (cost $25,469,663)					21,446,153

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.63%

Bancorp Commercial Mortgage Trust 2019-CRE6 G†	9.055%(1 Mo. LIBOR + 8.35%)	#	9/15/2036	1,000	832,233	(a)
CF Trust 2019-BOSS B1A†	12.205%(1 Mo. LIBOR + 11.50%)	#	12/15/2021	1,100	957,663	(a)
GS Mortgage Securities Trust 2013-GC12 E†	3.25%		6/10/2046	1,000	773,335
JPMorgan Chase Commercial Mortgage Securities Trust	0.413%		9/15/2029	97,614	102	(a)
JPMorgan Chase Commercial Mortgage Securities Trust	11.00%		9/15/2029	850	659,737	(a)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#(i)	6/10/2027	615	414,876
Laurel Road Prime Student Loan Trust 2019-A R†	Zero Coupon		10/25/2048	12,653	917,366	(a)
Natixis Commercial Mortgage Securities Trust 2019-1776 XBCP†	0.119%	#(i)	10/15/2036	114,352	105,203
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	225	213,759
PFP Ltd. 2019-5 A†	1.675%(1 Mo. LIBOR + .97%)	#	4/14/2036	1,000	911,296
Total Non-Agency Commercial Mortgage-Backed Securities (cost $6,334,006)					5,785,570

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.14%

Miscellaneous

ACL Rights Escrow (cost $140,600)	Zero Coupon			6	140,600	(j)
Total Long- Term Investments (cost $116,976,218)					96,380,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND MARCH 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 14.84%

COMMERCIAL PAPER 2.58%

Beverages 1.04%

Diageo Capital plc	4.032%	5/18/2020	$569	$566,066
Keurig Dr Pepper, Inc.	6.105%	4/13/2020	500	499,000
Total				1,065,066

Chemicals 0.24%

Sherwin-Williams Co.	4.317%	4/1/2020	250	250,000

Electric: Power 0.38%

Consolidated Edison, Inc.	4.529%	4/17/2020	386	385,236

Insurance 0.10%

AON Corp.	5.339%	4/6/2020	100	99,927

Machinery: Agricultural 0.24%

BAT International Finance plc	5.339%	4/6/2020	250	249,818

Manufacturing 0.58%

Parker-Hannifin Corp.	4.332%	5/1/2020	602	599,868
Total Commercial Paper (cost $2,649,915)				2,649,915

CORPORATE BONDS 0.41%

Automobiles 0.37%

Toyota Motor Credit Corp.	1.753%(3 Mo. LIBOR + .07%) #	5/22/2020	382	380,459

Retail 0.02%

Home Depot, Inc. (The)	1.464%(3 Mo. LIBOR + .15%) #	6/5/2020	18	17,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND MARCH 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 0.02%

AT&T, Inc.	2.305%(3 Mo. LIBOR + .93%)	#	6/30/2020	$28	$27,819
Total Corporate Bonds (cost $421,552)					426,255

REPURCHASE AGREEMENT 11.85%

Repurchase Agreement dated 3/31/2020, 0.00% due 4/1/2020 with Fixed Income Clearing Corp. collateralized by $12,390,000 of U.S. Treasury Note at .375% due 3/31/2022; value: $12,420,975; proceeds: $12,173,417 (cost $12,173,417)				12,173	12,173,417
Total Short-Term Investments (cost $15,244,884)					15,249,587
Total Investments in Securities 108.63% (cost $132,221,102)					111,629,679
Less Unfunded Loan Commitments (0.03%) (cost $35,226)					(29,821)
Net Investments 108.60% (cost $132,185,876)					111,599,858
Liabilities in Excess of Cash and Other Assets(k) (8.60%)					(8,834,680)
Net Assets 100.00%					$102,765,178

CAD	Canadian dollar.
EUR	Euro.
GBP	British pound.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Prime Rate	An index for lending largely determined by the federal funds rate.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2020, the total value of Rule 144A securities was $38,447,689, which represents 37.41% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2020.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Defaulted (non-income producing security).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2020.
(g)	Interest rate to be determined.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND MARCH 31, 2020

(h)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(k)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at March 31, 2020 (1):

Referenced Index	Central Clearingparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.HY.32(4)(5)	Credit Suisse	5.00%	6/20/2024	$1,660,640	$1,576,047	$105,543	$(190,136)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearingparty are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $190,136.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes - Sell Protection at March 31, 2020 (1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX NA.BB.9	Morgan Stanley	5.00%	9/17/2058	$6,000,000	$3,609,591	$(200,087)	$(2,190,322)	$(2,390,409)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $2,190,322.
(4)	Includes upfront payments received.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND MARCH 31, 2020

Open Forward Foreign Currency Exchange Contracts at March 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Bank of America	6/5/2020	169,000	$208,792	$210,164	$1,372
British pound	Buy	Bank of America	6/5/2020	53,000	61,938	65,909	3,971
British pound	Buy	Bank of America	6/5/2020	35,000	40,832	43,525	2,693
British pound	Buy	Morgan Stanley	6/5/2020	126,000	148,474	156,690	8,216
Canadian dollar	Buy	Morgan Stanley	4/17/2020	75,000	51,830	53,304	1,474
Euro	Buy	Bank of America	5/12/2020	78,000	85,015	86,159	1,144
Euro	Buy	Morgan Stanley	5/12/2020	38,000	40,723	41,975	1,252
Euro	Buy	Morgan Stanley	5/12/2020	45,000	48,765	49,707	942
Swiss franc	Buy	Bank of America	10/14/2020	56,000	58,526	58,650	124
Swiss franc	Buy	Barclays Bank plc	10/14/2020	193,000	201,896	202,133	237
British pound	Sell	Bank of America	6/5/2020	2,031,000	2,603,519	2,525,701	77,818
Canadian dollar	Sell	Barclays Bank plc	4/17/2020	464,000	355,776	329,772	26,004
Canadian dollar	Sell	Barclays Bank plc	4/17/2020	212,000	151,475	150,672	803
Canadian dollar	Sell	Morgan Stanley	4/17/2020	995,000	761,353	707,162	54,191
Canadian dollar	Sell	Morgan Stanley	4/17/2020	615,000	452,088	437,090	14,998
Swiss franc	Sell	Morgan Stanley	10/14/2020	107,000	112,411	112,063	348
Swiss franc	Sell	Morgan Stanley	10/14/2020	55,000	58,534	57,603	931
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$196,518

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Morgan Stanley	6/5/2020	150,000	$187,928	$186,536	$(1,392)
British pound	Buy	Morgan Stanley	6/5/2020	33,000	41,057	41,038	(19)
Canadian dollar	Buy	Barclays Bank plc	4/17/2020	77,000	55,401	54,725	(676)
Canadian dollar	Buy	Morgan Stanley	4/17/2020	77,000	55,368	54,725	(643)
Euro	Buy	Barclays Bank plc	5/12/2020	168,000	187,137	185,573	(1,564)
Euro	Buy	Morgan Stanley	5/12/2020	79,000	88,634	87,263	(1,371)
Swiss franc	Buy	Morgan Stanley	10/14/2020	71,000	75,341	74,360	(981)
British pound	Sell	Morgan Stanley	6/5/2020	363,000	445,253	451,418	(6,165)
Euro	Sell	Barclays Bank plc	5/12/2020	1,418,000	1,555,861	1,566,325	(10,464)
Euro	Sell	Morgan Stanley	5/12/2020	428,539	467,015	473,365	(6,350)
Swiss franc	Sell	Morgan Stanley	10/14/2020	158,000	165,263	165,477	(214)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(29,839)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobile	$—	$504,422	$1,770,833	$2,275,255
Other	—	6,239,805	5,214,254	11,454,059
Remaining Industries	—	2,628,502	—	2,628,502
Convertible Bonds	—	10,313,063	—	10,313,063
Corporate Bonds	—	42,336,890	—	42,336,890
Floating Rate Loans
Automotive	—	—	1,061,400	1,061,400
Lodging	—	—	1,326,710	1,326,710
Metal Fabricating	—	—	640,818	640,818
Miscellaneous	—	269,544	890,000	1,159,544
Oil: Integrated Domestic	—	—	1,059,627	1,059,627
Service	—	—	800,000	800,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT CREDIT OPPORTUNITIES FUND MARCH 31, 2020

Investment Type(2)	Level 1	Level 2	Level 3	Total
Transportation: Infrastructure/Services	—	—	91,325	91,325
Remaining Industries	—	15,306,729	—	15,306,729
Less Unfunded Commitments	—	(1,137)	(28,684)	(29,821)
Non-Agency Commercial Mortgage-Backed Securities	—	2,418,469	3,367,101	5,785,570
Preferred Stock	—	—	140,600	140,600
Short-Term Investments
Commercial Paper	—	2,649,915	—	2,649,915
Corporate Bonds	—	426,255	—	426,255
Repurchase Agreement	—	12,173,417	—	12,173,417
Total	$—	$95,265,874	$16,333,984	$111,599,858
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(190,136)	—	(190,136)
Credit Default Swap Contracts
Assets	—	—	—	—
Liabilities	—	(2,390,409)	—	(2,390,409)
Forward Foreign Currency Exchange Contracts
Assets	—	196,518	—	196,518
Liabilities	—	(29,839)	—	(29,839)
Total	$—	$(2,413,866)	$—	$(2,413,866)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans	Non-Agency Commercial Mortgage- Backed Securities	Preferred Stock
Balance as of January 1, 2020	$2,500,835	$2,981,260	$2,038,273	$—
Accrued Discounts (Premiums)	30,830	9,223	21,276	—
Realized Gain (Loss)	—	73,159	(72,970)	—
Change in Unrealized Appreciation (Depreciation)	(2,220,012)	(1,416,382)	(629,450)
Purchases	5,894,909	4,658,649	—	140,600
Sales	—	(697,198)	—	—
Transfers into Level 3	2,463,819	759,375	2,009,972	—
Transfers out of Level 3	(1,685,294)	(526,890)	—	—
Balance as of March 31, 2020	$6,985,087	$5,841,196	$3,367,101	$140,600
Change in unrealized appreciation/depreciation for the period ended March 31, 2020, related to Level 3 investments held at March 31, 2020	$(2,220,012)	$(1,153,756)	$(629,450)	$—

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Credit Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company that continuously offers its shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on September 18, 2018. The Fund had a sale to Lord Abbett and Co. LLC (Lord Abbett) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on February 15, 2019.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(concluded)

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.